AMORTIZATION, DEPLETION AND IMPAIRMENT LOSSES (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of impairment of assets [Table Text Block]
	Year ended December 31
	2018	2017	2016
	$	$	$
Exploration and Evaluation Assets (E & E assets)
Impairment losses	9	971	1,790
Property and Equipment (D & P assets)
Amortization and depletion (Note 5)	1,160	787	1,633
Impairment losses (Note 5)	14,559	870	1,070
	15,728	2,628	4,493